UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manger Filing this Report

Name:  	Sterneck Capital Management, LLC
Address: 	4510 Belleview, Suite 204
		Kansas City, MO  64111

Form 13F File Number: 28-13362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank Sterneck
Title:		Chief Investment Officer
Phone:		816-531-2254

Signature, Place and Date of Signing:

 Frank Sterneck_______	  Kansas City, MO      	  12/31/2010            _
  [Signature]		      [City, State]		     [Date]

Report Type (Check only one.):

 X     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manger are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Mangers Reporting for this Manger:

-- section omitted --

EDGAR
FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $47,739


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                       VALUE (x$10SHRS OR PRSH/
PPUT/
INVESTMENT OTHER MANA VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS CUSIP                                              OTHER MANA SOLE   SHARED NONE
ABBOTT LABS                    COM            002824100        568     11860SH           SOLE                 3000          8860
AMGEN INC                      COM            031162100        593     10808SH           SOLE                 1500          9308
APPLE COMPUTER INC             COM            037833100       1395      4326SH           SOLE                    0          4326
BERKSHIRE HATHAWAY CLASS A     CL A           084670108        602         5SH           SOLE                    0             5
BOEING CO                      COM            097023105        207      3171SH           SOLE                 1000          2171
BUILD A BEAR WORKSHOP          COM            120076104        282     36900SH           SOLE                    0         36900
CVS CORP DEL                   COM            126650100        614     17650SH           SOLE                 3000         14650
CHEVRON CORP NEW               COM            166764100        585      6409SH           SOLE                    0          6409
CITIGROUP INC                  COM            172967101        140     29654SH           SOLE                15000         14654
COCA COLA CO                   COM            191216100        592      9001SH           SOLE                    0          9001
CREXUS INVT CORP               COM            226553105       1038     79240SH           SOLE                10000         69240
DISNEY WALT CO                 COM DISNEY     254687106        456     12146SH           SOLE                    0         12146
DOLLAR TREE INC                COM            256746108        702     12525SH           SOLE                 3075          9450
DU PONT E I DE NEMOURS & CO    COM            263534109       1316     26380SH           SOLE                    0         26380
EMC CORP MA                    COM            268648102        300     13090SH           SOLE                    0         13090
FERRELLGAS PARTNERS L.P.       UNIT LTD PART  315293100        528     20600SH           SOLE                    0         20600
FORD MTR CO DEL                *W EXP 01/01/20345370134        446     54700SH           SOLE                    0         54700
FOREST LABS INC                COM            345838106        317      9900SH           SOLE                 4000          5900
GENERAL ELECTRIC INC           COM            369604103        320     17482SH           SOLE                    0         17482
GENZYME CORP                   COM            372917104       1189     16700SH           SOLE                 1500         15200
HARRIS CORP                    COM            413875105        831     18350SH           SOLE                 3000         15350
HEALTHSOUTH CORP               COM NEW        421924309        203      9800SH           SOLE                 3800          6000
INTEL CORP                     COM            458140100        838     39842SH           SOLE                10500         29342
INTERNATIONAL BUSINESS MACHS   COM            459200101        598      4073SH           SOLE                    0          4073
INTEROIL CORP                  COM            460951106        627      8700SH           SOLE                    0          8700
ISHARES TR                     DJ US FINL SEC 464287788        352      6125SH           SOLE                    0          6125
JOHNSON & JOHNSON              COM            478160104        897     14501SH           SOLE                 2000         12501
KIMBERLY CLARK CORP            COM            494368103        328      5200SH           SOLE                    0          5200
LSI CORPORATION                COM            502161102         83     13808SH           SOLE                    0         13808
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN 570759100        289      6672SH           SOLE                    0          6672
MICROSOFT CORP                 COM            594918104       1175     42097SH           SOLE                15000         27097
MOTOROLA INC                   COM            620076109        128     14070SH           SOLE                    0         14070
NEWELL RUBBERMAID INC          COM            651229106        369     20280SH           SOLE                 3000         17280
OLIN CORP                      COM PAR $1     680665205        362     17659SH           SOLE                 4000         13659
PEPSICO INC                    COM            713448108        432      6612SH           SOLE                 2000          4612
PFIZER INC.                    COM            717081103        431     24601SH           SOLE                 4000         20601
PROCTOR & GAMBLE CO            COM            742718109        669     10394SH           SOLE                    0         10394
QUALCOMM INC                   COM            747525103        327      6600SH           SOLE                    0          6600
SOUTHERN UNION CO              COM            844030106        640     26600SH           SOLE                 7000         19600
SPRINT NEXTEL CORP             COM SER 1      852061100        229     54034SH           SOLE                10000         44034
SYMANTEC CORP                  COM            871503108        315     18800SH           SOLE                 7000         11800
WAL-MART STORES INC            COM            931142103       1008     18692SH           SOLE                 5000         13692
WALGREEN COMPANY               COM            931422109        612     15713SH           SOLE                 4600         11113
WESTERN UNION COMPANY          COM            959802109        320     17250SH           SOLE                 2500         14750
WILLIAMS COS INC DEL           COM            969457100        245      9900SH           SOLE                 2000          7900
YAHOO INC                      COM            984332106        748     44958SH           SOLE                10000         34958
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN 01881G106        717     30745SH           SOLE                    0         30745
ALNYLAM PHARMACEUTICALS INC    COM            02043Q107        282     28550SH           SOLE                 3000         25550
BARCLAYS BANK PLC              SP ADR 7.1%PF3 06739H776        365     14645SH           SOLE                    0         14645
BRIDGEPOINT ED INC             COM            10807M105        226     11900SH           SOLE                    0         11900
CISCO SYSTEMS INC              COM            17275R102        929     45917SH           SOLE                 6000         39917
COLLECTIVE BRANDS INC          COM            19421W100        333     15800SH           SOLE                 2000         13800
COMCAST CABLE CLASS A          CL A           20030n101        241     10970SH           SOLE                 4000          6970
CONSTELLATION BRANDS INC       CL A           21036P108        255     11500SH           SOLE                 4000          7500
DYNEX CAP INC                  COM NEW        26817Q506        329     30100SH           SOLE                    0         30100
ECA MARCELLUS TR I             COM UNIT       26827L109        335     12600SH           SOLE                    0         12600
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN 29273r109        481      9282SH           SOLE                    0          9282
EXELON CORP                    COM            30161N101       1335     32050SH           SOLE                 5000         27050
EXXON MOBIL CORP               COM            30231G102       1578     21584SH           SOLE                 4000         17584
FEDEX CORP                     COM            31428X106        628      6751SH           SOLE                 2000          4751
GENERL MTRS CO                 JR PFD CNV SRB 37045V209        728     13450SH           SOLE                    0         13450
J P MORGAN CHASE & CO          COM            46625H100       1217     28695SH           SOLE                 8020         20675
KRAFT FOODS INC                CL A           50075N104       1112     35282SH           SOLE                 9500         25782
MONSANTO CO NEW                COM            61166w101        849     12185SH           SOLE                 2500          9685
NESS TECHNOLOGIES INC          COM            64104X108        121     20400SH           SOLE                 1000         19400
NISOURCE INC                   COM            65473P105        308     17479SH           SOLE                 5000         12479
NUSTAR ENERGY LP               UNIT COM       67058H102        632      9100SH           SOLE                    0          9100
PENN VA GP HLDGS L P           COM UNIT R LIM 70788P105        534     20300SH           SOLE                    0         20300
RSC HOLDINGS INC               COM            74972L102        165     16900SH           SOLE                10000          6900
SUNLINK HEALTH SYSTEMS INC     COM            86737U102         16     10000SH           SOLE                10000             0
SUNOCO INC                     COM            86764P109        210      5200SH           SOLE                 5000           200
TD AMERITRADE HLDG CORP        COM            87236Y108        431     22700SH           SOLE                 7500         15200
TTM TECHNOLOGIES  INC          COM            87305R109        467     31300SH           SOLE                    0         31300
VERIZON COMMUNICATIONS         COM            92343V104        364     10170SH           SOLE                    0         10170
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209        269     10184SH           SOLE                 1000          9184
WILLIAMS PARTNERS L P          COM UNIT L P   96950F104        233      5000SH           SOLE                    0          5000
GARMIN LTD                     ORD            G37260109       6808    219686SH           SOLE                    0        219686